Mineral exploration and project evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Mineral exploration	$ (58,042)	$ (61,986)	$ (55,594)
Project evaluation	(41,624)	(36,876)	(29,449)
Mineral exploration and Project development	$ (99,666)	$ (98,862)	$ (85,043)